Earnings (Loss) Per Common Share - Computation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Denominator:
Weighted-Average Shares Outstanding, Basic (in shares)	100	100
Weighted-Average Shares Outstanding, Diluted (in shares)	100	100
Basic and diluted net loss per share of common stock (in dollars per share)	$ (6.59)	$ (372.69)
Basic and diluted net loss per share of common stock (in dollars per share)	(6.59)	$ (372.69)
Forge Nano, Inc.
Numerator:
Allocation of net income (loss)		$ (11,676)	$ (13,983)	$ (43,174)	$ (26,984)
Net Loss - Diluted		$ (11,676)	$ (13,983)	$ (43,174)	$ (26,984)
Denominator:
Weighted-Average Shares Outstanding, Basic (in shares)		1,596,561	1,541,632	1,545,163	1,524,640
Weighted-Average Shares Outstanding, Diluted (in shares)		1,596,561	1,541,632	1,545,163	1,524,640
Basic and diluted net loss per share of common stock (in dollars per share)		$ (7.31)	$ (9.07)	$ (27.94)	$ (17.7)
Basic and diluted net loss per share of common stock (in dollars per share)		$ (7.31)	$ (9.07)	$ (27.94)	$ (17.7)
Forge Nano, Inc. | Penny warrants
Denominator:
Warrants included in basic EPS		65,430	65,430	65,430	65,430
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01